Other (Income) Expense, Net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012
Component Of Other Expense Income Nonoperating [Line Items]
Royalty (income), net	$ (1,195)	$ (2,069)	$ (1,520)
Loss on Brazil operational repositioning		6,087
Loss on Kemrock conversion option		9,030
(Income) loss related to unconsolidated equity affiliates	(2,888)	44,671	(8,079)
Other (income) expense, net	$ (4,083)	$ 57,719	$ (9,599)